State Street SPDR Portfolio Short Term Corporate Bond Index ETF Average Annual Total Returns	12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 1-3 Year Corporate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.88%		2.57%		2.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Portfolio Short Term Corporate Bond Index ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.86%		2.58%		2.71%
State Street SPDR Portfolio Short Term Corporate Bond Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.91%		1.20%		1.57%
State Street SPDR Portfolio Short Term Corporate Bond Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.44%		1.37%		1.58%